Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Third-party revenues	$ 95,989,067	$ 65,780,848	$ 63,636,367
Related party revenues	77,329,868	25,982,724	12,724,077
Total revenues	173,318,935	91,763,572	76,360,444
Less: business taxes and related surcharges	(9,547,102)	(5,068,066)	(4,197,118)
Net revenues	163,771,833	86,695,506	72,163,326
Operating cost and expenses:
Cost of revenues	(34,171,166)	(17,971,305)	(14,805,431)
Selling expenses	(38,203,389)	(27,338,878)	(19,262,014)
General and administrative expenses	(36,150,593)	(19,835,319)	(13,556,787)
Other operating income	5,323,670	4,295,029	562,333
Total operating cost and expenses	(103,201,478)	(60,850,473)	(47,061,899)
Income from operations	60,570,355	25,845,033	25,101,427
Other income(expenses):
Interest income	3,302,545	2,451,731	1,953,619
Other (expense) income	3,423	110,690	128,425
Investment income	3,924,457	3,044,856	1,368,358
Foreign exchange (loss) gain	308,717	(180,856)	3,218,876
Total other income	7,539,142	5,426,421	6,669,278
Income before taxes and (loss) income from equity in affiliates	68,109,497	31,271,454	31,770,705
Income tax expense	(16,263,292)	(8,979,649)	(7,779,408)
(Loss) income from equity in affiliates, net of taxes	1,191,833	617,361	(21,347)
Net income	53,038,038	22,909,166	23,969,950
Less: net income attributable to non-controlling interests	1,602,867	82,712
Net income attributable to Noah Holdings Limited shareholders	$ 51,435,171	$ 22,826,454	$ 23,969,950
Net income per share:
Basic	$ 1.87	$ 0.82	$ 0.86
Diluted	$ 1.84	$ 0.81	$ 0.84
Weighted average number of shares used in computation:
Basic	27,480,150	27,751,335	27,894,953
Diluted	28,008,386	28,073,731	28,521,272